Our people - Staffing Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Disclosure of staff costs [Line Items]
Wages and salaries		£ 4,946.2	£ 4,828.0	£ 4,937.5
Cash-based incentive plans		227.6	233.0	196.5
Share-based incentive plans		66.0	78.3	98.3
Social security costs		591.7	579.0	580.8
Pension costs		169.7	160.9	161.3
Severance		42.6	30.0	36.8
Other staff costs	[2]	1,046.8	1,041.4	1,053.9
Staffing costs		£ 7,090.6	£ 6,950.6	£ 7,065.1

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[2]	Freelance and temporary staff costs are included in other staff costs.